Members' Equity (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Procced from equity	$ 4,133,750	$ 7,808,250
Deposits	665,563	410,512
Subscriptions receivable	225,000		$ 850,000
Payments of common stock		665,653
Class A Units [Member]
Common stock, value	$ 5,024,313	$ 8,218,762